LINES OF CREDIT (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Interest rate		6.00%
Unsecured Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit	$ 48,000
Unsecured Revolving Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	5.60%
Unsecured Revolving Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	7.50%
Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit	$ 148,000
Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	1.40%
Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	7.50%